SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 29, 2021	Jun. 24, 2021	Sep. 30, 2022	Dec. 31, 2021
Risk-free interest rate (%)	1.29%
Expected dividend yield	0.00%		0.00%
Contractual term (years)	5 years
Fair value (U.S. dollars in thousands)	$ 519
A Warrant [Member] | Citrine 8 L P [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.37%
Expected dividend yield		0.00%
Contractual term (years)		2 years 6 months
Conversion price		$ 0.1
Underlying share price (U.S. dollars)		$ 0.03
Fair value (U.S. dollars in thousands)		$ 184
B Warrant [Member] | Citrine 8 L P [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.59%
Expected dividend yield		0.00%
Contractual term (years)		3 years 6 months
Conversion price		$ 0.1
Underlying share price (U.S. dollars)		$ 0.03
Fair value (U.S. dollars in thousands)		$ 220
Before the Change [Member] | A Warrant [Member]
Expected volatility (%)				150.50%
Risk-free interest rate (%)				0.04%
Expected dividend yield				0.00%
Contractual term (years)				2 months 4 days
Conversion price				$ 0.26
Underlying share price (U.S. dollars)				$ 0.07
Fair value (U.S. dollars in thousands)				$ 3
Before the Change [Member] | B Warrant [Member]
Expected volatility (%)				158.70%
Risk-free interest rate (%)				0.08%
Expected dividend yield				0.00%
Contractual term (years)				1 year 2 months 4 days
Conversion price				$ 0.31
Underlying share price (U.S. dollars)				$ 0.07
Fair value (U.S. dollars in thousands)				$ 121
After The Change [Member] | A Warrant [Member]
Expected volatility (%)				158.70%
Risk-free interest rate (%)				0.08%
Expected dividend yield				0.00%
Contractual term (years)				1 year 2 months 4 days
Conversion price				$ 0.1
Underlying share price (U.S. dollars)				$ 0.07
Fair value (U.S. dollars in thousands)				$ 211
After The Change [Member] | B Warrant [Member]
Expected volatility (%)				158.70%
Risk-free interest rate (%)				0.22%
Expected dividend yield				0.00%
Contractual term (years)				2 years 2 months 4 days
Conversion price				$ 0.1
Underlying share price (U.S. dollars)				$ 0.07
Fair value (U.S. dollars in thousands)				$ 274